Consolidated Statements of Changes In Equity - CNY (¥) ¥ in Thousands	Total	Share capital [member]	Share premium [member]	Treasury shares [member]	Other reserves [member]	Retained earnings [member]	Total [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2020	¥ 83,151,321	¥ 77	¥ 33,213,426	¥ (2)	¥ 7,418,710	¥ 40,927,597	¥ 81,559,808	¥ 1,591,513
Net profit for the year	16,709,060					16,804,380	16,804,380	(95,320)
Other comprehensive income	28,282				28,402		28,402	(120)
Total comprehensive income for the year	16,737,342				28,402	16,804,380	16,832,782	(95,440)
Transactions with owners
Repurchase of ordinary shares	(5,560,104)			(5,560,104)			(5,560,104)
Retirement of ordinary share		(2)		2
Exercise of share-based payment	79,651		152,360		(72,709)		79,651
Contributions from non-controlling interests	22,333							22,333
Acquisition of non-controlling Interests of a subsidiary	(4,735)				9,487		9,487	(14,222)
Appropriations to general reserve					1,789,034	(1,789,034)
Share-based payment	133,395				132,071		132,071	1,324
Ending balance at Dec. 31, 2021	94,559,203	75	33,365,786	(5,560,104)	9,304,995	55,942,943	93,053,695	1,505,508
Net profit for the year	8,775,039					8,699,369	8,699,369	75,670
Other comprehensive income	(1,580,849)				(1,581,252)		(1,581,252)	403
Total comprehensive income for the year	7,194,190				(1,581,252)	8,699,369	7,118,117	76,073
Transactions with owners
Repurchase of ordinary shares	(82,665)			(82,665)			(82,665)
Exercise of share-based payment	58,953		127,063		(68,110)		58,953
Contributions from non-controlling interests	15,938							15,938
Appropriations to general reserve					42,078	(42,078)
Share-based payment	45,919				45,491		45,491	428
Capital reduction from non-controlling interests	(1,118)							(1,118)
Redemption and extension of convertible promissory notes	624,828		6,209,598		(5,584,770)		624,828
Dividend declared	(7,628,573)		(7,628,573)				(7,628,573)
Ending balance at Dec. 31, 2022	94,786,675	75	32,073,874	(5,642,769)	2,158,432	64,600,234	93,189,846	1,596,829
Net profit for the year	1,034,486					886,865	886,865	147,621
Other comprehensive income	(464,981)				(465,590)		(465,590)	609
Total comprehensive income for the year	569,505				(465,590)	886,865	421,275	148,230
Transactions with owners
Exercise of share-based payment	1,737		17,403	(1)	(15,667)		1,737
Acquisition of non-controlling Interests of a subsidiary	(199,200)				4,511		4,511	(203,711)
Repayment of optionally convertible promissory notes			1,489,748		(1,489,748)
Share-based payment	(36,143)				(36,089)		(36,089)	(54)
Dividend declared	(1,438,792)		(1,438,792)				(1,438,792)
Ending balance at Dec. 31, 2023	¥ 93,683,782	¥ 75	¥ 32,142,233	¥ (5,642,768)	¥ 155,849	¥ 65,487,099	¥ 92,142,488	¥ 1,541,294